Financial Risk Management (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		R$ 831,226	R$ 793,341	R$ 1,640,947
Lease Liabilities		160,542	173,103	153,714
Accounts Payable for business combination		532,313	48,055	10,941
Suppliers		167,168
Reverse Factoring	[1]	97,619	110,513
Other liabilities - related parties		39,271
Financial liabilities by maturity ranges		R$ 1,828,140
Estimated interest rate (as a percent)		8.99%
Capital Management
Net debt (i)	[2]	R$ 1,518,247	1,138,988
Total equity		4,665,209	4,785,317	R$ 3,100,083	R$ 3,268,501
Total capitalization (ii)	[3]	R$ 3,146,963	R$ 3,646,329
Gearing ratio - % - (iii)	[4]	48.00%	31.00%
Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		R$ 929,228
Lease Liabilities		179,469
Accounts Payable for business combination		595,073
Suppliers		167,168
Reverse Factoring		104,052
Other liabilities - related parties		39,271
Financial liabilities by maturity ranges		2,014,262
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		281,491
Lease Liabilities		26,636
Accounts Payable for business combination		20,502	R$ 17,132
Suppliers		167,168
Reverse Factoring		97,619
Other liabilities - related parties		39,271
Financial liabilities by maturity ranges		632,688
Less than one year | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		314,679
Lease Liabilities		29,776
Accounts Payable for business combination		22,919
Suppliers		167,168
Reverse Factoring		104,052
Other liabilities - related parties		39,271
Financial liabilities by maturity ranges		677,866
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		51,063
Lease Liabilities		26,781
Accounts Payable for business combination		35,685	R$ 13,811
Suppliers
Reverse Factoring
Other liabilities - related parties
Financial liabilities by maturity ranges		113,529
Between one and two years | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		57,083
Lease Liabilities		29,938
Accounts Payable for business combination		39,893
Suppliers
Reverse Factoring
Other liabilities - related parties
Financial liabilities by maturity ranges		126,914
Over two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		498,672
Lease Liabilities		107,125
Accounts Payable for business combination		476,126
Suppliers
Reverse Factoring
Other liabilities - related parties
Financial liabilities by maturity ranges		1,081,923
Over two years | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		557,466
Lease Liabilities		119,755
Accounts Payable for business combination		532,261
Suppliers
Reverse Factoring
Other liabilities - related parties
Financial liabilities by maturity ranges		R$ 1,209,482

[1]	Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk. The reverse factoring presents maturity dates from up to one year.
[2]	Net debt comprises financial liabilities (note 7) net of cash and cash equivalents.
[3]	Refers to the difference between Shareholders’ Equity and Net debt.
[4]	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.